Offerings - Offering: 1	Aug. 02, 2024 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	3.625% Senior Notes due 2028
Amount Registered	997,501,000
Maximum Aggregate Offering Price	$ 997,501,000	[1]
Fee Rate	0.01476%
Amount of Registration Fee	$ 147,231.15
Rule 457(f)	true
Fee Note MAOP	$ 997,501,000
Offering Note
(1)	Represents the aggregate principal amount of the 3.625% Senior Notes due 2028 to be offered in the exchange offer to which the registration statement relates.

[1]	Represents the aggregate principal amount of the 3.625% Senior Notes due 2028 to be offered in the exchange offer to which the registration statement relates.